Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Revenues	$ 206,035	$ 206,682	$ 201,548
Commissions	(7,877)	(8,921)	(8,357)
Net revenues	198,158	197,761	193,191
EXPENSES:
Voyage expenses	(41,582)	(13,715)	(6,378)
Vessel operating expenses	(70,086)	(68,569)	(63,512)
Depreciation	(54,269)	(50,310)	(48,067)
General and administrative expenses
Management fee to related parties	(18,884)	(18,050)	(16,536)
Company administration expenses	(2,618)	(2,589)	(2,706)
Early redelivery cost, net	0	(63)	(105)
Other operating expense	(241)	(414)	0
Operating income	10,478	44,051	55,887
OTHER (EXPENSE)/INCOME:
Interest expense	(21,233)	(26,815)	(25,713)
Other finance cost	(641)	(714)	(973)
Interest income	604	1,558	929
Gain/(loss) on derivatives	(1,303)	(121)	18
Foreign currency (loss)/gain	916	(76)	(670)
Amortization and write-off of deferred finance charges	(1,726)	(1,845)	(1,794)
Net income/(loss)	(12,905)	16,038	27,684
Less preferred dividend attributable to preferred shareholders	11,500	11,498	11,384
Less Mezzanine equity measurement	908	199	0
Net income/(loss) available to common shareholders	$ (25,313)	$ 4,341	$ 16,300
Earnings/(loss) per share in U.S. Dollars, basic and diluted (in USD per share)	$ (0.25)	$ 0.04	$ 0.16
Weighted average number of shares, basic and diluted (in shares)	102,617,944	101,686,312	101,604,339